Fair Value of Financial Instruments Not Accounted For at Fair Value - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis (Detail) - USD ($)
$ in Thousands
		Jun. 30, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)		$ (687,452)	$ (716,942)
2018 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bonds, Carrying amount		(61,803)	(68,368)
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)		(71,697)
2017 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bonds, Carrying Amount		(100,000)	(100,000)
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	[1]	(100,000)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)		(99,500)	(100,500)
Senior unsecured bond, Fair Value (Liability)		(55,598)	(69,052)
Secured term loan facilities and revolving credit facility, Fair Value (Liability)		$ (615,352)	$ (614,623)

[1]	The Company has refinanced its 2017 Bonds that were scheduled to mature in February 2021, with new 2020 Bonds. They are therefore presented as a non-current liability in the balance sheet. The new bonds will mature in September 2025 and have a fixed coupon of 8.00% per annum. The existing 2017 Bonds were redeemed in full in September 2020. See “Liquidity and Capital Resources—2017 Senior Unsecured Bonds” and “—2020 Senior Unsecured Bonds.”